ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET (Details) [Line Items]
Reversal of credit losses	$ 4,992,591	$ (1,224,026)	$ (15,390,030)
Accounts receivable write-offs value	7,455,097
derecognition resulting value from sale of subsidiaries	3,456,864
Credit losses	4,992,591	744,518	1,892,597
Trade Accounts Receivable [Member]
ACCOUNTS RECEIVABLE, NET (Details) [Line Items]
Reversal of credit losses	$ 10,911,961	$ 0	$ 21,946,806